Finance debt - Currency of long-term debt percentage (Details) - Average	Dec. 31, 2022	Dec. 31, 2021
Short term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	0.90%
Short term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	2.20%	0.20%
Short term debt | Other currencies
Borrowings
Borrowings, interest rate (as a percent)		(0.30%)
Long term debt and current portion of long term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	1.80%	1.50%
Long term debt and current portion of long term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	5.10%	3.80%
Long term debt and current portion of long term debt | Other currencies
Borrowings
Borrowings, interest rate (as a percent)	2.40%